Insurance services - Summary of Information Regarding Movement of Total VOBA Contracts (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Separate Accounts Disclosure [Abstract]
Beginning balance	₨ 184,279.4	$ 1,964.0	₨ 204,395.7
Amortization	(14,527.3)	(154.8)	(16,669.1)
Experience Adjustment	(1,033.5)	(11.0)	(3,447.2)
Ending balance	₨ 168,718.6	$ 1,798.2	₨ 184,279.4